Expense Example, No Redemption {- Franklin Floating Rate Daily Access Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Floating Rate Daily Access Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 138
3 Years	437
5 Years	758
10 Years	$ 1,668